Prepaid Expenses and Other Tax Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Tax Assets
Schedule Of Prepaid Expenses and Other Tax Assets

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	828	512	1,340	588	242	830
Other tax assets	244	49	293	219	53	272
Total	1,072	561	1,633	807	295	1,102
/ Other non-financial assets	2,139	3,580	5,719	1,633	2,628	4,261
Prepaid expenses and other tax assets as % of / Other non-financial assets	50	16	29	49	11	26